INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2014
Interest Expense Net Disclosure [Abstract]
Schedule Of Interest Expense Net Disclosures [Table Text Block]
The components of interest expense, net were as follows:

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	Three months ended December 31	Nine months ended September 30
	2014	2013	2012	2012
Interest on long-term debt	$33.1	$34.5	$10.8	$59.6
Other	2.5	2.9	0.8	0.8
	35.6	37.4	11.6	60.4
Interest income	(0.1)	–	–	(0.1)
	$35.5	$37.4	$11.6	$60.3